NARRAGANSETT INSURED TAX-FREE INCOME FUND
SEMI-ANNUAL REPORT
(picture of sailboat)
January 29, 1996

"TAKING CARE OF BUSINESS"

Dear Investor:

     "TAKING CARE OF BUSINESS" is the title of a popular song. It is also the theme that we live by in the management of your investment in Narragansett Insured Tax-Free Income Fund.

     "TAKING CARE OF BUSINESS" with your investment in the Fund means working continuously to provide the highest degree of credit safety for you through the Fund's portfolio investments. It also means providing you with as high a level of DOUBLE TAX-FREE income as is reasonable in carrying out our capital preservation objective.

OBSERVERS OF THE SCENE

     In the operation of Narragansett Insured Tax-Free Income Fund, we very conscientiously attempt to be as apolitical as possible. We do not take political positions or lobby on various policy issues. Rather, we act as observers of the scene around us and attempt, from our observations, to manage the Fund according to our vision as to what is in the best interests for your investment.

     From our observations, we recognize that Rhode Island is in many respects a marvelous state. It has many excellent attributes. However, our observations also note that the State and many of its communities have severe financial difficulties.

     That is why we have opted to have 100% of the investments in the Fund possess a credit rating of AAA - the highest credit rating assignable to municipal securities by such nationally-renown credit analysis and rating firms as Standard & Poor's and Moody's Investors Services.

     Moreover, every security in the portfolio, with one small exception that is backed by U.S. Treasury securities, is insured by prominent specialized insurance companies as to timely payment of interest and principal when due. All these insurance companies are rated AAA as to their claims-paying ability in the event they had to be called upon by the Fund.

     Thus, we believe that the Fund is "TAKING CARE OF BUSINESS" in terms of protecting the value of the assets behind your investment in the Fund.

MANAGEMENT GOALS

CAPITAL PRESERVATION
     Clearly, under the present financial environment that exists in Rhode Island, a key management goal for the Fund is to provide you with a high level of capital preservation. Maximizing credit safety for your investment through AAA municipal securities is the prime management tool we use to achieve this goal.

STABILITY OF SHARE VALUE

     As we are all aware, both bond and stock prices will fluctuate in the marketplace. This is a situation with which we all have to live.

     Nevertheless, another management goal that we strive to achieve is to provide you with relatively high stability of the Fund's share price.

     This is not an easy task since the prices of municipal securities are influenced considerably by interest rate changes. And, in our country, interest rate changes are primarily governed by actions of the Federal Reserve Board in Washington.

    Three management techniques are, however, used by the Fund's
Investment Adviser, Citizen's Trust, to gain share price stability. These techniques are:
        * emphasis upon quality of investments;
        * varied maturities of securities in the portfolio with maintenance of an intermediate-term average maturity, and
        * diversification of Fund assets among a variety of municipal issuers.

QUALITY

     Whereas the Fund's share price will change as influenced by interest rate movements, such as those which occurred in 1993 and 1994, we have always found that emphasis upon high quality provides the greatest protection in providing for share price stability over any reasonable time frame. That is why we have structured the Fund's portfolio so that it is comprised entirely
- 100% - of AAA credit-rated securities - the highest quality attainable.

     There will be times in the market when AAA-rated securities decline in price as interest rates increase. This is sometimes accentuated by the fact that top-rated securities are the easiest for investors to sell. But, when interest rates stabilize and move down again, top quality rated securities always bounce right back up again in price quite quickly. On the other hand, rapid price recovery action does not necessarily occur with lower quality securities.

MATURITY

     Securities in the Fund's investment portfolio have a variety of maturities, ranging from very short-term to long-term. The Fund's Investment Adviser intentionally creates a balance and blend of maturities among securities within the investment portfolio. Our management goal within such blend, however, is to maintain the average maturity of the portfolio at an intermediate level.

     At December 31, 1995, this average maturity level was
12.4 years. This maturity level is intended to provide a reasonable dividend rate for Fund shareholders, while at the same time avoiding excess share price volatility. While emphasis upon longer maturities can produce a higher level of income return, such approach would create substantially greater price volatility for the Fund's share price.

     Another maturity element used by the Investment Adviser in mitigating interest rate risk and dampening share price volatility is the duration of the overall portfolio. At year-end 1995, the Fund's duration was 5.8 years, which is a plus level for shareholders.

DIVERSIFICATION

     By diversifying the Fund's investments among a variety of municipal issuers, we gain another means of providing share price stability. We deliberately diversify the Fund's assets among different project types, specific issuers, and, as much as possible, geographically throughout the State. At the latest Semi-Annual report date, there were 113 separate issues held by the Fund.

     Working together, these three investment management techniques dampen volatility and produce a relatively high level of share price stability over any reasonable time frame. We seek to provide Fund shareholders with a comfort level in terms of share price stability that will permit them to "SLEEP WELL AT NIGHT" knowing that the Fund's professional management is looking after their investment interests.

RETURN ON INVESTMENT

     We consistently try to provide shareholders with a good level of DOUBLE TAX-FREE income - as high as possible commensurate with the degree of capital preservation we strive to achieve.

     The accompanying chart shows the average level of DOUBLE TAX-FREE income distributed to shareholders over the past fiscal year, as measured against the maximum public offering price.

NARRAGANSETT INSURED TAX-FREE INCOME FUND'S DOUBLE TAX-FREE
DISTRIBUTION RATE AS COMPARED TO THE TAXABLE EQIVALENT RATE AN
INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS
Tax Bracket                             28%       31%        36%       39.6%
Taxable Equivalent Rate               7.52%     8.18%      9.01%     9.71%
Double Tax-Free Distribution Rate     5.00%     5.00%      5.00%     5.00%

     Since shareholders are subject to the payment of income tax at Federal tax levels as well as payment of State of Rhode Island income tax, we have also shown in this chart the rate of taxable income return one would have had to earn over the course of the year in order to equate to the DOUBLE TAX-FREE income return generated by the Fund.

     No matter which Federal income tax bracket applies, you can readily see that there is quite a difference between the taxable and DOUBLE TAX-FREE return levels.

     It is important to note that it would not have been possible to find taxable fixed-income investments that would produce the same level of after tax return as that of the Fund during this time period, unless one settled for a lesser quality and higher risk taxable investment.

GROWTH IN SHAREHOLDERS

     We are pleased to note that a growing number of Rhode Island investors are becoming shareholders of Narragansett Insured Tax-Free Income Fund. As a result, and with assistance of a rebound in the market price of municipal securities, the size of the Fund reached $37,580,291 as at December 31, 1995.

YOUR CONTINUED CONFIDENCE VALUED

     We thank you for your continuing confidence in Narragansett Insured Tax-Free Income Fund. You can be assured that we will be doing our best to merit your further trust.


          Sincerely,



           Lacy B. Herrmann
           /s/ Lacy B. Herrmann

           President and Chairman
           of the Board of Trustees

              NARRAGANSETT INSURED TAX-FREE INCOME FUND
                   STATEMENT OF INVESTMENTS
                 DECEMBER 31, 1995 (UNAUDITED)

                                                 RATING
FACE                                             MOODYS/
AMOUNT       GENERAL OBLIGATION BONDS (54.7%)    S&P             VALUE

$ 100,000    Town of Bristol, Rhode Island,
               MBIA Insured 6.000%, 12/15/11       Aaa/AAA        $ 106,500
100,000      Town of Bristol, Rhode Island,
               MBIA Insured 6.000%, 12/15/12       Aaa/AAA          106,375
1,000,000    Town of Bristol, Rhode Island,
               MBIA Insured 5.100%, 08/15/07       Aaa/AAA        1,005,000
405,000      Town of Burrillville, Rhode Island,
               AMBAC Insured 5.300%, 07/15/08      Aaa/AAA          419,175
250,000      Town of Burrillville, Rhode Island,
               MBIA Insured 5.400%, 10/15/06       Aaa/AAA          264,063
250,000      Town of Burrillville, Rhode Island,
               MBIA Insured 5.500%, 10/15/07       Aaa/AAA          264,063
150,000      Town of Burrillville, Rhode Island,
               MBIA Insured 5.700%, 10/15/10       Aaa/AAA          157,125
500,000      Central Falls, Rhode Island,
               MBIA Insured 4.900%, 11/15/05       Aaa/AAA          506,875
500,000      Central Falls, Rhode Island,
               MBIA Insured 5.200%, 11/15/09       Aaa/AAA          503,125
300,000      Cranston, Rhode Island,
               MBIA Insured 5.500%, 06/15/07       Aaa/AAA          313,875
1,120,000    Cranston, Rhode Island,
               MBIA Insured 5.300%, 07/15/05       Aaa/AAA          1,160,600
345,000      Town of Cumberland, Rhode Island,
               MBIA Insured 5.500%, 09/01/06       Aaa/AAA          365,700
500,000      Town of Cumberland, Rhode Island,
               MBIA Insured 5.600%, 10/01/08       Aaa/AAA          523,125
400,000      Town of Lincoln, Rhode Island,
               MBIA Insured 6.000%, 01/15/06       Aaa/AAA          412,348
400,000      Town of Lincoln, Rhode Island,
               MBIA Insured 5.100%, 01/15/06       Aaa/AAA          409,000
400,000      Town of Lincoln, Rhode Island,
               MBIA Insured 5.200%, 08/15/06       Aaa/AAA          413,000
100,000      Town of Lincoln, Rhode Island,
               AMBAC Insured 5.625%, 04/15/11      Aaa/AAA          103,375
300,000      Narragansett, Rhode Island,
               MBIA Insured 5.100%, 09/15/06       Aaa/AAA          306,750
1,000,000    Narragansett, Rhode Island,
                MBIA Insured 5.300%, 09/15/08      Aaa/AAA          1,022,500
150,000      Newport, Rhode Island,
                MBIA Insured 6.550%, 08/15/07      Aaa/AAA          167,625
250,000      Newport, Rhode Island, Series B,
                FGIC Insured 4.900%, 05/15/06      Aaa/AAA          253,750
500,000      Newport, Rhode Island, Series B,
                FGIC Insured 5.000%, 05/15/07      Aaa/AAA          507,500

                                    5

             NARRAGANSETT INSURED TAX-FREE INCOME FUND
                    STATEMENT OF INVESTMENTS

                                                    RATING
FACE                                                MOODYS/
AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)    S&P            VALUE
$ 500,000    Newport, Rhode Island, Series B,
               FGIC Insured 5.100%, 05/15/08        Aaa/AAA        $ 507,500
100,000      Pawtucket, Rhode Island,
               MBIA Insured 6.650%, 09/15/06        Aaa/AAA          111,625
310,000      Pawtucket, Rhode Island,
               FGIC Insured 5.625%, 04/15/07        Aaa/AAA          327,438
25,000       Providence, Rhode Island, MBIA
               Insured 6.600%, 01/15/01             Aaa/AAA           27,562
100,000      Providence, Rhode Island, MBIA
               Insured 5.500%, 01/15/04             Aaa/AAA          105,500
100,000      Providence, Rhode Island, MBIA
               Insured 5.900%, 01/15/09             Aaa/AAA          105,500
200,000      Providence, Rhode Island, MBIA
               Insured 5.250%, 01/15/12             Aaa/AAA          201,000
100,000      Providence, Rhode Island, Series A,
               MBIA Insured 5.400%, 08/01/01        Aaa/AAA          105,500
90,000       Providence, Rhode Island, Series A,
               MBIA Insured 5.700%, 08/01/04        Aaa/AAA           95,850
500,000      East Providence, Rhode Island,
               MBIA Insured 5.400%, 05/15/07        Aaa/AAA          525,000
100,000      Commonwealth of Puerto Rico, Series
               A, MBIA Insured 5.750%, 07/01/09     Aaa/AAA          105,375
50,000       Commonwealth of Puerto Rico, Series
               A, CGIC Insured 6.000%, 07/01/14     Aaa/AAA           52,500
100,000      Commonwealth of Puerto Rico,
               MBIA Insured 6.000%, 07/01/14        Aaa/AAA          105,000
500,000      Commonwealth of Puerto Rico,
               AMBAC Insured 5.850%, 07/01/15       Aaa/AAA          516,250
500,000      Commonwealth of Puerto Rico,
               AMBAC Insured 5.875%, 07/01/18       Aaa/AAA          513,750
50,000       State of Rhode Island Refunding
               Series A, FGIC Insured 6.000%,
               06/15/02                             Aaa/AAA           54,187
300,000      Rhode Island Consolidated Capital
               Development Loan 1991 Series B,
               AMBAC Insured 6.250%, 05/15/07       Aaa/AAA          323,250
380,000      Rhode Island Consolidated Capital
               Development Loan 1991 Series B,
               MBIA Insured 6.250%, 05/15/09        Aaa/AAA          406,600
100,000      Rhode Island Consolidated Capital
               Development Loan 1991 Series B,
               MBIA Insured 6.250%, 05/15/10        Aaa/AAA          106,750
1,050,000    Rhode Island Consolidated Capital
               Development Loan 1992 Series A,
               FGIC Insured 5.500%, 08/01/07        Aaa/AAA        1,089,375
25,000       Rhode Island Consolidated Capital
               Development Loan 1992 Series A,
               FGIC Insured 5.500%, 08/01/08        Aaa/AAA           25,813
1,000,000    Rhode Island Consolidated Capital
               Development Loan 1993, AMBAC
               Insured 4.800%, 06/15/02             Aaa/AAA        1,017,500

             NARRAGANSETT INSURED TAX-FREE INCOME FUND
                    STATEMENT OF INVESTMENTS

                                                    RATING
FACE                                                MOODYS/
AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)   S&P            VALUE
$ 1,000,000  Rhode Island Consolidated Capital
               Development Loan 1993 Series A,
               FGIC Insured 5.100%, 11/01/13        Aaa/AAA        $ 983,750
375,000      Town Of Scituate, Rhode Island,
               MBIA Insured 5.500%, 04/01/09        Aaa/AAA          390,469
390,000      South Kingstown, Rhode Island,
               MBIA Insured 5.000%, 03/15/08        Aaa/AAA          393,900
390,000      South Kingstown, Rhode Island,
               MBIA Insured 5.050%, 03/15/09        Aaa/AAA          389,512
125,000      South Kingstown, Rhode Island,
               MBIA Insured 5.125%, 06/01/08        Aaa/AAA          127,500
170,000      South Kingstown, Rhode Island,
               MBIA Insured 5.200%, 06/01/09        Aaa/AAA          171,912
170,000      South Kingstown, Rhode Island,
               MBIA Insured 5.250%, 06/01/10        Aaa/AAA          171,912
100,000      South Kingstown, Rhode Island,
               MBIA Insured 6.300%, 12/15/11        Aaa/AAA          109,125
400,000      South Kingstown, Rhode Island,
               AMBAC Insured 4.900%, 11/15/07       Aaa/AAA          402,500
150,000      Warwick, Rhode Island, MBIA
               Insured 6.100%, 11/15/01             Aaa/AAA          162,937
50,000       Warwick, Rhode Island, FGIC
               Insured 7.000%, 11/15/02             Aaa/AAA           55,687
500,000      West Warwick, Rhode Island,
               MBIA Insured 5.800%, 01/01/04        Aaa/AAA          536,250
500,000      West Warwick, Rhode Island, MBIA
               Insured 5.900%, 01/01/05             Aaa/AAA          536,250
385,000      Woonsocket, Rhode Island, MBIA
               Insured 5.125%, 03/01/11             Aaa/AAA          383,556
             Total General Obligation Bonds                       20,535,534


             REVENUE BONDS (43.3%)
             Higher Education Revenue Bonds (11.8%)
25,000       Rhode Island Health & Education
               Building Corp - Higher Education,
               Various Purpose Series 1990 B,
               CGIC Insured 7.250%, 09/15/06        Aaa/AAA           28,000
100,000      Rhode Island Health & Education
               Building Corp - Bryant College,
               MBIA Insured 6.300%, 06/01/03        Aaa/AAA          110,125
50,000       Rhode Island Health & Education
               Building Corp - Bryant College,
               MBIA Insured 5.550%, 06/01/03        Aaa/AAA           52,875

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          STATEMENT OF INVESTMENTS

                                                    RATING
FACE                                                MOODYS/
AMOUNT      REVENUE BONDS (CONTINUED)               S&P             VALUE
$ 100,000   Rhode Island Health & Education
              Building Corp - Bryant College,
              MBIA Insured 5.800%, 06/01/05         Aaa/AAA        $ 106,750
100,000     Rhode Island Health & Education
              Building Corp - Johnson & Wales
              Series 1993, Connie Lee Insured
              5.200%, 04/01/04                       NR/AAA          102,500
200,000     Rhode Island Health & Education
              Building Corp - Johnson & Wales
              Series 1992A,Connie Lee Insured
              5.875%, 04/01/05                       NR/AAA          214,000
150,000     Rhode Island Health & Education
              Building Corp - Johnson & Wales
              Series 1993, Connie Lee Insured
              5.750%, 04/01/12                       NR/AAA          153,563
500,000     Rhode Island Health & Education
              Building Corp - Johnson & Wales
              Series 1993, Connie Lee Insured
              5.250%, 04/01/16                       NR/AAA          480,625
150,000     Rhode Island Health & Education
              Building Corp - Johnson & Wales
              Connie Lee Insured 6.375%, 04/01/12    NR/AAA          161,625
300,000     Rhode Island Health & Education
              Building Corp - Providence Series
              1993, MBIA Insured 5.600%, 11/01/09   Aaa/AAA          309,750

300,000      Rhode Island Health & Education
               Building Corp - Providence Series
               1993, MBIA Insured 5.600%, 11/01/10  Aaa/AAA          308,250
200,000      Rhode Island Health & Education
               Building Corp - School of Design
               Series 1992, MBIA Insured 5.800%,
               06/01/05                             Aaa/AAA          213,500
500,000      Rhode Island Health & Education
               Building Corp - Brown University
               Series 1993, MBIA Insured 5.400%,
               09/01/18                             Aaa/AAA          495,000
500,000      Rhode Island Health & Education
               Building Corp - Brown University
               Series 1993, MBIA Insured 5.375%,
               09/01/23                             Aaa/AAA          492,500
55,000       Rhode Island Health & Education
               Building Corp - Board of Governors
               Series 1993A, MBIA Insured 5.500%,
               09/15/13                             Aaa/AAA           55,550
245,000      Rhode Island Health & Education
               Building Corp - Board of Governors
               Series 1993B, MBIA Insured 5.500%,
               09/15/13                             Aaa/AAA          247,450

140,000      Rhode Island Health & Education
               Building Corp - Board of Governors
               Series 1993A, MBIA Insured 5.250%,
               09/15/23                              Aaa/AAA         135,975
450,000      Rhode Island Health & Education
               Building Corp - Board of Governors
               Series 1993A, MBIA Insured 5.300%,
               09/15/08                              Aaa/AAA          456,188
150,000      Rhode Island Health & Education
               Building Corp - Salve Regina Series
               1993, Connie Lee Insured 5.300%,
               03/15/00                              NR/AAA          155,063
150,000      Rhode Island Health & Education
               Building Corp - Salve Regina Series
               1993, Connie Lee Insured 6.100%,
               03/15/06                              NR/AAA          163,125
                                                                   4,442,414

                  NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        STATMENT OF INVESTMENTS

                                                    RATING
FACE                                                MOODYS/
AMOUNT     REVENUE BONDS (CONTINUED)                S&P            VALUE
           Hospital Revenue Bonds (2.7%)
$ 100,000  Rhode Island Health & Education
             Building Corporation - Women &
             Infants Hospital Series 1992,
             CGIC Insured 6.150%, 09/01/05          Aaa/AAA        $ 108,000
400,000    Rhode Island Health & Education
             Building Corporation - Women &
             Infants Hospital Series 1992,
             CGIC Insured 6.350%,09/01/07           Aaa/AAA          432,000
300,000    Rhode Island Health & Education
             Building Corporation - Women &
             Infants Hospital, CGIC Insured
             6.550%, 09/01/13                       Aaa/AAA          325,125
150,000    Rhode Island Health & Education
             Building Corp - Kent County
             Memorial Hospital Series 1992,
             MBIA Insured 6.000%, 07/01/06          Aaa/AAA          159,938

                                                                   1,025,063
           Mortgage Revenue-Multi Family (1.7%)
300,000    Rhode Island Housing & Mortgage
             Finance Corp, 1995 Series A, 5.550%,
             07/01/05, AMBAC Insured                  Aaa/AAA        314,250
300,000    Rhode Island Housing & Mortgage
             Finance Corp, 1995 Series A, 5.450%,
             07/01/04, AMBAC Insured                  Aaa/AAA        313,125
                                                                     627,375

           Water and Sewer Revenue Bonds (1.0%)
250,000    Kent County Water Authority Revenue
             Bonds, 1994 Series A, 5.700%,
             07/15/04, MBIA Insured                 Aaa/AAA          265,313
100,000    Puerto Rico Commonwealth Aqueduct &
             Sewer Authority, (Escrowed to
             Maturity), 5.900%, 07/01/06            Aaa/AAA          106,375

                                                                     371,688
             Utility Revenue Bonds (1.8%)
100,000      Puerto Rico Electric Power
               Authority, Series Q, FSA
               Insured 5.750%, 07/01/07             Aaa/AAA          105,875
50,000       Puerto Rico Electric Power
               Authority, Series O, CGIC
               Insured 6.000%, 07/01/10             Aaa/AAA           51,625
500,000      Puerto Rico Telephone Authority,
               Series M, MBIA Insured 4.400%,
               01/01/99                             Aaa/AAA          503,750

                                                                     661,250

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          STATEMENT OF INVESTMENTS

                                                    RATING
FACE                                                MOODYS/
AMOUNT     REVENUE BONDS (CONTINUED)                S&P             VALUE
           Development Revenue Bonds (16.5%)
$ 100,000  Rhode Island Convention Center
             Authority, Series A, MBIA Insured
             6.100%, 05/15/01                       Aaa/AAA        $ 109,875
150,000    Rhode Island Convention Center
             Authority, Series A, MBIA Insured
             6.300%, 05/15/01                       Aaa/AAA          166,312
100,000    Rhode Island Convention Center
             Authority, Series A, MBIA Insured
             6.375%, 05/15/01                       Aaa/AAA          111,125

500,000    Rhode Island Convention Center
             Authority, Series B, MBIA Insured
             5.000%, 05/15/07                       Aaa/AAA          500,625

500,000    Rhode Island Convention Center
             Authority, Series A, AMBAC
             Insured 5.400%, 05/15/08               Aaa/AAA          509,375
100,000    Rhode Island Convention Center
             Authority, Series A, AMBAC
             Insured 5.500%, 05/15/13               Aaa/AAA          100,750
300,000    Rhode Island Public Building
             Authority State Public Projects,
             1990A, AMBAC  Insured (Escrowed
             to Maturity) 6.600%, 02/01/01          Aaa/AAA          335,250
500,000    Rhode Island Public Building
             Authority State Public Projects,
             Series 1993A, AMBAC Insured
             5.100%, 02/01/05                       Aaa/AAA          509,375
1,000,000  Rhode Island Public Building
             Authority State Public Projects,
             Series 1993A, AMBAC Insured 5.250%,
             02/01/10                               Aaa/AAA        1,000,000
785,000    Rhode Island Public Building
             Authority State Public Projects,
             Series 1990A, AMBAC Insured 6.000%,
             02/01/11                               Aaa/AAA          809,531
710,000    Rhode Island Public Building
             Authority State Public Projects,
             Series 1990A, AMBAC Insured (Escowed
             to Maturity) 6.000%, 02/01/01          Aaa/AAA          762,362
370,000    Rhode Island Public Building
             Authority State Public Projects,
             Series 1989A, AMBAC Insured (Escrowed
             to Maturity) 7.000%, 02/01/00          Aaa/AAA          413,938
35,000     Rhode Island Public Building
             Authority State Public Projects,
             Series 1989A, AMBAC Insured (Escrowed
             to Maturity) 6.750%, 02/01/00          Aaa/AAA           38,850
250,000    Rhode Island Public Building
             Authority State Public Projects,
             Series A, MBIA Insured 5.250%,
             08/01/06                               Aaa/AAA          251,875
600,000    Rhode Island Public Building
             Authority State Public Projects,
             Series A, MBIA Insured 5.250%,
             08/01/07                              Aaa/AAA           603,000
                                                                   6,222,243

          Pollution Control Revenue Bonds (1.4%)
200,000   Rhode Island Clean Water Protection,
            Series A 1993, MBIA Insured 5.300%,
            10/01/07                                Aaa/AAA          209,000

               NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENT OF INVESTMENTS

                                                    RATING
FACE                                                MOODYS/
AMOUNT     REVENUE BONDS (CONTINUED)                S&P             VALUE
$ 300,000  Rhode Island Clean Water Protection,
             Series A 1993, MBIA Insured 5.400%,
             10/01/09                               Aaa/AAA        $ 307,875

                                                                                                                516,875
             Transportation Revenue Bonds (3.1%)
600,000      Rhode Island Port Authority &
               Economic Development Corporation
               Airport Revenue, Series 1993A, FSA
               Insured (subject to AMT) 5.100%,
               07/01/07                             Aaa/AAA          591,750
600,000      Rhode Island Port Authority &
               Economic Development Corporation
               Airport Revenue, Series 1993A, FSA
               Insured (subject to AMT) 5.125%,
               07/01/08                            Aaa/AAA           587,250

                                                                   1,179,000
             Other Revenue Bonds (3.3%)
210,000      State of Rhode Island Depositors
               Economic Protection Corp - Series
               A, FSA Insured 6.000%, 08/01/01      Aaa/AAA          226,275
135,000      State of Rhode Island Depositors
               Economic Protection Corp - Series
               B, MBIA Insured 5.500%, 08/01/06     Aaa/AAA          142,931
355,000      State of Rhode Island Depositors
               Economic Protection Corp - Series
               A, MBIA Insured 5.625%, 08/01/09     Aaa/AAA          371,863
100,000      State of Rhode Island Depositors
               Economic Protection Corp - Series
               B, MBIA Insured 6.000%, 08/01/17     Aaa/AAA          104,000
400,000      State of Rhode Island Depositors
               Economic Protection Corp - Series
               B, MBIA Insured 5.250%, 08/01/21     Aaa/AAA          389,000

                                                                   1,234,069
  Total Revenue Bonds                                             16,279,977
  Total Investments - 98.0% (Cost $35,806,182 *)                  36,815,511
  Other assets in excess of liabilities - 2.0%                       764,780
  Net Assets (100%)                                             $ 37,580,291

(*)Cost for Federal income tax purposes is $35,733,326

                           PORTFOLIO ABBREVIATIONS:
        AMBAC      -American Municipal Bond Assurance Corp.
        CGIC       -Capital Guaranty Insurance Co.
        FGIC       -Financial Guaranty Insurance Co.
        FSA        -Financial Security Assurance
        MBIA       -Municipal Bond Investors Assurance Corp.

See accompanying notes to financial statements.

                  NARRAGANSETT INSURED TAX-FREE INCOME FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                        DECEMBER 31, 1995 (UNAUDITED)

ASSETS
  Investments at value (identified cost - $35,806,182)         $ 36,815,511
  Cash                                                               77,849
  Interest receivable                                               617,075
  Receivable for Fund shares sold                                    60,621
  Due from Administrator for reimbursement of expenses               36,335
  Other assets                                                       20,120
      Total assets                                               37,627,511

LIABILITIES
  Dividends payable                                                  20,863
  Distribution fees payable                                          13,741
  Accrued expenses                                                   12,616
      Total liabilities                                              47,220

NET ASSETS (equivalent to $10.24 per share
  on 3,670,998 shares outstanding)                             $ 37,580,291

Net Assets consist of:
  Capital Stock - Authorized 80,000,000 shares,
    par value $.01 per share                                       $ 36,710
  Additional paid-in capital                                     36,534,252
  Net unrealized appreciation on investments                      1,009,329
                                                               $ 37,580,291

  Net Asset Value, redemption price per share                       $ 10.24

  Offering price per share (100/96 of $10.24
    adjusted to nearest cent)                                       $ 10.67

See accompanying notes to financial statements.

               NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENT OF OPERATIONS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

Investment Income:
        Interest income                                           $ 958,543

Expenses:
    Investment Adviser fees (note B)                   $ 41,215
    Administrator fees (note B)                          48,383
    Distribution fees (note B)                           27,008
    Transfer and shareholder servicing agent fees        12,000
    Legal fees                                           12,000
    Shareholders reports and proxy statements            10,500
    Audit and accounting fees                             9,000
    Trustees fees and expenses                            8,900
    Custodian fees (note F)                               2,536
    Registration fees and dues                            2,500
    Insurance                                               350
    Miscellaneous                                        18,623
                                                        193,015

    Investment Adviser fees waived (note B)            (37,631)
    Administrator fees waived (note B)                 (48,383)
    Reimbursement of expenses by
      Administrator (note B)                           (82,849)
    Expenses paid indirectly (note F)                   (2,536)
      Net expenses                                                   21,616
    Net investment income                                           936,927

Realized and unrealized gain on investments:
    Net realized gain from securities transactions         _
    Change in unrealized appreciation on investments   1,561,097
    Net realized and unrealized gain on investments               1,561,097
    Net increase in net assets resulting
      from operations                                           $ 2,498,024

See accompanying notes to financial statements.

              NARRAGANSETT INSURED TAX-FREE INCOME FUND
                  STATEMENTS OF CHANGES IN NET ASSETS
                             (UNAUDITED)

                                                    Six Months      Year Ended
                                                    Ended December  June 30,
                                                    31, 1995        1995

OPERATIONS:
  Net investment income                              $ 936,927     $ 1,806,639
  Net realized gain from
    securities transactions                             _              _
  Change in unrealized
    appreciation on investments                      1,561,097       1,230,713
  Net increase in net assets
    resulting from operations                        2,498,024       3,037,352

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ($0.27
    and $0.54 per share,
    respectively)                                     (936,927)    (1,806,639)
  Net realized gain on
    investments                                           _              _
      Total distributions                             (936,927)    (1,806,639)
  Net increase from investment
    activities                                        1,561,097      1,230,713

FUND SHARE TRANSACTIONS:
SHARES
                           Six Months       Year Ended
                           Ended December   June 30,
                           31, 1995         1995
Shares sold                   299,389       600,443    2,998,189     5,670,799
Shares issued through
  reinvestment of
  dividends                   43,142         76,557      432,586       723,910
Shares redeemed             (178,110)     (525,525)   (1,784,347)  (4,912,876)
Increase in shares and
  net assets derived
  from Fund share
  transactions               164,421       151,475      1,646,428   1,481,833

  Total increase in net assets                          3,207,525   2,712,546

NET ASSETS:
Beginning of period                                    34,372,766   31,660,220
End of period                                        $ 37,580,291 $ 34,372,766

See accompanying notes to financial statements.

               NARRAGANSETT INSURED TAX-FREE INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS
                            (UNAUDITED)

NOTE A- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Narragansett Insured Tax-Free Income Fund (the Fund), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and is authorized to issue 80,000,000 shares. The Fund commenced operations on September 10, 1992.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.


(1) Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

(2) Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premiums and accretion of discounts of securities purchased at other than par with less than 60 days to maturity.

(3) Federal income taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

NOTE B - MANAGEMENT ARRANGEMENTS AND FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:

    Management affairs of the Fund are conducted through two separate management arrangements.

    Citizens Trust Company (the "Adviser"), part of Citizens Bank, serves as Investment Adviser to the Fund. In this role, under an Investment Advisory Agreement, the Adviser supervises the Fund's investments and provides various services to the Fund for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% of the net assets of the Fund.

    The Fund also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Fund's investments.

                NARRAGANSETT INSURED TAX-FREE INCOME FUND
                NOTES TO FINANCIAL STATEMENTS (continued)
                           (unaudited)

This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.27 of 1% of the net assets of the Fund.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Funds Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Funds total annual investment income. No such reduction in fees was required during the six months ended December 31, 1995.

    For the six months ended December 31, 1995, the Fund incurred fees under the Advisory Agreement and Administration Agreement of $41,215 and $48,383, respectively, of which amounts the Adviser and Administrator waived $37,631 and $48,383, respectively. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $82,849.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms (dealers), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. However, during the six months ended December 31, 1995, the Distributor received sales commissions in the amount of $1,472.

    The Fund adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) under the Investment Company Act of 1940. The Plan authorizes the Fund to make service fee payments at the annual rate of 0.15% of the average net assets of the Fund to broker-dealers or others selected by the Distributor, including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Funds shares or servicing of shareholder accounts. For the six months ended December 31, 1995, service fees totaled $27,008 of which the Distributor received $478. Specific details about the Plan are more fully defined in the Fund's Prospectus and Statement of Additional Information.

               NARRAGANSETT INSURED TAX-FREE INCOME FUND
               NOTES TO FINANCIAL STATEMENTS (continued)
                          (unaudited)

NOTE C - PURCHASES AND SALES OF SECURITIES:

    During the six months ended December 31, 1995, purchases of securities aggregated $1,767,058. There were no sales during this period.

    At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,150,937 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $68,752, for a net unrealized appreciation of $1,082,185.

NOTE D - PORTFOLIO ORIENTATION:

    Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 1995, 99.7% of the securities in the Fund were so insured by such type of insurance companies. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

NOTE E - DISTRIBUTIONS:
    The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Funds net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

NOTE F - CUSTODIAN FEES:

    The Fund has negotiated an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1995, the Fund's custodian fees amounted to $2,536, all of which were offset by such credits. The Fund could have invested its cash balances in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

            NARRAGANSETT INSURED TAX-FREE INCOME FUND
                     FINANCIAL HIGHLIGHTS
                          (unaudited)

For a share outstanding throughout each period

                               Six Months        Year Ended         Period
                               Ended December     June 30,          Ended June
                               31, 1995         1995      1994      30, 1993**
Net Asset Value,
  Beginning of Period                $9.80      $9.44     $10.07       $9.60
Income from Investment
  Operations:
    Net investment income             0.27       0.54       0.53        0.39
    Net gain (loss) on
      securities (both
      realized and
      unrealized)                     0.44       0.36      (0.63)       0.47
    Total from Investment
      Operations                      0.71       0.90      (0.10)       0.86
Less Distributions:
  Dividends from net investment
    income                           (0.27)     (0.54)     (0.53)      (0.39)
  Distributions from capital
    gains                              _          _         _            _
  Total Distributions                (0.27)     (0.54)     (0.53)      (0.39)

Net Asset Value, End of Period       $10.24      $9.80      $9.44      $10.07

Total Return (not reflecting
   sales load)                       7.32%#      9.82%    (1.11)%      9.18%#

Ratios/Supplemental Data
  Net Assets, End of Period
    (in thousands)                  $37,580     $34,373   $31,660    $15,249
  Ratio of Expenses to
    Average Net Assets               0.12%*       0.06%     0.02%       0%*
  Ratio of Net Investment
    Income to Average Net Assets     5.20%*       5.63%     5.30%      5.28%*
  Portfolio Turnover Rate               0%           0%        0%      2.56%#

Net investment income per share and the ratios of income and expenses to average net assets without the Advisers and Administrators voluntary waiver of fees, the Administrators voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment Income                 $0.22        $0.43     $0.40      $0.20
Ratio of Expenses to
  Average Net Assets                 1.07%*        1.19%      1.32%     2.56%*
Ratio of Net Investment
  Income to Average Net Assets       4.25%*        4.50%      4.00%      2.72%*

** For the period from September 10, 1992 (commencement of operations) to June 30, 1993.

#  Not annualized

*  Annualized

See accompanying notes to financial statements.

Report on the Annual Meeting of Shareholders (unaudited)

      The Annual Meeting of Shareholders of the Fund was held on October 6, 1995 and an adjourned session of the meeting was held on November 6, 1995. At the meeting, the following matters were submitted to a shareholder vote* and approved:

(i) the election of Lacy B. Herrmann, Vernon R. Alden, David A. Duffy, Robert L. Krakoff, William J. Nightingale, and J. William Weeks as Trustees to hold office until the next annual meeting of the Funds shareholders or until his or her successor is duly elected (each Trustee received at least 1,971,256 affirmative votes (99.2%); no more than 15,910 votes were withheld for any Trustee (0.8%)),

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Fund's independent auditors for the fiscal year ending June 30, 1996 (votes for: 1,927,350 (97.0%); votes against: 11,785 (0.6%);
      abstentions: 48,030 (2.4%); broker non-votes: 0),

(iii) the approval of an amendment to the Declaration of Trust of the Fund to authorize the creation of classes of shares (votes for:
      1,942,229 (78.8%); votes against: 101,693 (4.1%); abstentions:
      98,632(4.0%); broker non-votes: 322,616 (13.1%)), and

(iv)  the approval of an amendment to the Declaration of Trust of the
      Fund to authorize voting by net asset value of shares (votes for:
      1,924,917 (78.1%); votes against: 108,067 (4.4%); abstentions:
      109,571 (4.4%); broker non-votes: 322,616 (13.1%)).
___________
* On the record date for this meeting, 3,507,479 shares of the Fund were outstanding and entitled to vote. The holders of 1,987,166 shares (56.6%) entitled to vote were present in person or by proxy at the initial session of the meeting and the holders of 2,465,171 shares (70.3%) entitled to vote were present in person or by proxy at the adjourned session of the meeting.

INVESTMENT ADVISER
CITIZENS TRUST COMPANY
(Part of Citizens Bank)
One Citizens Plaza
Providence, Rhode Island 02903

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
David A. Duffy
Robert L. Krakoff
William J. Nightingale
J. William Weeks

OFFICERS
Lacy B. Herrmann, President
John W. Cody, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.

Semi-Annual
Report

December 31, 1995

A tax-free income investment

Aquila
(picture of eagle)

Narragansett Insured Tax-Free Income Fundsm
(picture of sail boat)

One of the
AQUILAsm Group of Funds